Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Intangible Assets, Net [Abstract]
Amortization expense	$ 11,921,079	$ 5,365,220	$ 426,983